Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended					12 Months Ended
	Jun. 30, 2014	Dec. 31, 2016	Sep. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Non-cash impairment charges						$ 4,000	$ 55,000	$ 7,000		$ 38,000
Carrying value of assets		$ 3,222,230					3,222,230	3,387,076
Property plant and equipment, fair value						$ 14,000
Loss (gain) on asset disposals					$ 3,000		$ (859)	$ 1,443	$ (46,201)
Property plant and equipment improvement	$ 1,000								11,000
Intangible assets impairment charges									$ 2,000
Marine Assets [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Non-cash impairment charges			$ 12,000
Carrying value of assets			22,000
Estimated fair value of assets			$ 10,000
AEA [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Non-cash impairment charges				$ 32,000
AEA [Member] | Marine Assets [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Non-cash impairment charges		$ 11,000
ASA [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Non-cash impairment charges					$ 7,000					$ 38,000
Property plant and equipment improvement	$ 11,000